Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 1,045	$ 1,036	$ 773
Property and equipment net	2,789	2,966
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment net	$ 86	$ 7	$ 33